DERIVATIVE INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amortized Cost	$ 63,157	$ 53,651
Foreign currency derivatives: | Net Investment Hedging | Derivatives designated as hedging instruments:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amortized Cost	$ 2,700	$ 2,500